Trade and Other Receivables (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade and Other Receivables [Abstract]
Trade receivables	$ 23,053	$ 9,208
GST/QST receivable from taxation authorities	9,777	15,671
Other receivables - provisional pricing adjustments	157	0
Other receivables	241	2,669
Total trade and other receivables	33,228	27,548
Comprising [Abstract]
Current	33,228	27,548
Non-current	0	0
Net of allowance for expected credit losses	$ 1,700	$ 1,900
Maximum payable term of trade receivables	30 days